Intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Intangible assets
Balance at beginning of year	€ 146.4	€ 146.4
Balance at end of year	146.4	146.4	€ 146.4
Landing rights
Intangible assets
Balance at beginning of year	146.4	146.4	146.4
Acquisition through business combination (note 4)	0.0	0.0	0.0
Balance at end of year	146.4	€ 146.4	€ 146.4
Impairment of intangible assets	€ 0.0
Discounted cash-flow projections period	20 years
Estimated discount rate applicable	11.00%	13.40%	11.20%